Other Non-financial Assets and Liabilities - Other non-financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 63,610	$ 63,964	[1]	$ 48,380	[1]
Other non-current non-financial liabilities	16,024	37,745	[1]	60,676	[1]
Value-added tax fiscal credit and other taxes
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	32,269	32,026		22,416
Deferred revenue from energy sales
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	13,983	17,092		15,428
Other non-current non-financial liabilities	15,103	36,593		59,613
Deferred revenue from transfer of networks
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	5,822	7,105		2,226
Deferred revenue from retail businesses
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	113	6,850		5,468
Deferred revenue from other services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	7,028	279		1,681
Other non-current non-financial liabilities	18	19
Deferred revenue from connections
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	279	253		476
Deferred revenue from lighting services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	3,827	125		548
Reimbursable financial contributions
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	217	168		137
Other non-current non-financial liabilities	577	774		$ 1,063
Other
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	72	66
Other non-current non-financial liabilities	$ 326	$ 359

[1]	See Note 3.